Lease Commitments and Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Lease Commitments and Related Party Transactions

NOTE 6 LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a month to month lease at $563 per month with an unrelated landlord. The Company also has a month to month lease for an executive office at $95 per month with an unrelated landlord. Estimated costs for future minimum lease payments, anticipating a 5% increase, are as follows:

2012 5,922

2013 8,291

2014 8,705

2015 9,141

2016 9,598

NOTE 4 LEASE COMMITMENTS AND RELATED PARTY TRANSACTIONS

The Company has a month to month lease at $563 per month with an unrelated landlord. Therefore, no future minimum lease commitment exists beyond one year.